EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Program's interest in the Savings Plan Master Trust, at fair value (Note 5)	$ 12,294,880	$ 11,025,847
Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, after deemed distribution	$ 35,100	$ 34,600
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	3.25%
Minimum | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	3.25%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Maximum | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Asset held for investment, participant loan, interest rate		9.50%
Employer, Common Stock Fund | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Program's interest in the Savings Plan Master Trust, at fair value (Note 5)	$ 3,800,000	$ 3,500,000
Bristol-Myers Squibb Company Stock | Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	8.6	9.4
Investment, excluding plan interest in master trust, cost	$ 400,700	$ 435,300
Dividend income	$ 28,200